OTHER INCOME	6 Months Ended
Jun. 28, 2024
Disclosure of other income [Abstract]
OTHER INCOME
OTHER INCOME
For the six months ended 28 June 2024 and 30 June 2023, other income totalled nil and €53 million, respectively.
During the first half of 2023, the Group recognised €18 million of royalty income arising from the ownership of mineral rights in Queensland, Australia. On 7 March 2023, the Group entered into an agreement to sell the sub-strata and associated mineral rights. Upon regulatory approval, the transaction was consummated in April 2023. The total consideration approximated €35 million.